Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share Based Compensation Arrangement [Abstract]
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

Stock options

On June 1, 2018, the Group adopted the 2018 Share Option Plan (“2018 Plan”), under which the maximum number of shares that may be granted is 93,082,225 ordinary shares. The vesting schedules under the 2018 Plan is that 25% of the options shall vest and become exercisable on the first anniversary of the date of grant and the remaining 75% shall vest and become exercisable equally over the following 36 months.

During the years ended December 31, 2020, 2021 and 2022, the Group granted 7,773,000, 20,359,935 and nil options to certain employees.

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2020, 2021 and 2022 were as follows:

Year ended December 31,
	2020	2021	2022
Expected volatility	48.0%-48.2%	45.9%-52.7%	N/A
Risk-free interest rate	0.7%-0.9%	1.5%-1.7%	N/A
Exercise multiples	2.2-2.8	2.2-3.0	N/A
Expected dividend yield	0.0%	0.0%	N/A
Life of options	10 years	10 years	N/A
Fair value of underlying ordinary shares (RMB)	2.7 -3.7	1.9 - 12.1	N/A

(1) Expected volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options.

(3) Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(4) Expected dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Life of options

Life of options is extracted from option agreements.

(6) Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser.

Stock options (continued)

In March 2021 and May 2021, the Group granted an aggregation of 26,611,363 restricted shares to certain employees, directors and consultants (the “Selected Recipients”) to replace unvested options previously granted under the 2018 plan. See below Restricted Shares for details. As of December 31, 2021 and 2022, the Company had no vested or expected to vest stock options.

The Company recognizes compensation expenses related to those option on a straight-line basis over the vesting periods. RMB11,050, RMB18,130 and nil of compensation expenses was recorded for the years ended December 31, 2020, 2021 and 2022, respectively.

Restricted shares

In March 2021, the Company established Global Online Education Inc. Equity Incentive Trust I and Global Online Education Inc. Equity Incentive Trust II, funds controlled by the Company as vehicles to hold shares that will be used to provide incentives and rewards to selected employees, directors and consultants who contribute to the success of the Company’s operations (the “Shareholding Platforms”). The Shareholding Platforms have no activities other than administrating the incentive programs and do not have any employees. On behalf of the Company and subject to approvals from its board of directors, an advisory committee was set up in the Shareholding Platforms, who holds the authority and responsibility to process the eligible participants to whom awards will be granted, the number of shares, the terms and conditions of such awards. The ordinary shares issued upon exercise of options under the 2018 Plan are issued to the Shareholding Platforms accordingly, of which the voting rights are proxy to the designated person by the Board of the Company.

In March 2021 and May 2021, the Group granted an aggregation of 26,611,363 restricted shares to certain employees, directors and consultants to replace unvested options previously granted under the 2018 plan. The exercise price of the original options was paid by the Selected Recipients upon the replacement and recorded as other current liabilities in the consolidated balance sheet. As of December 31, 2021, the Company has settled the outstanding liabilities with Selected Recipients. The vesting conditions and all other terms remained unchanged. The replacement was accounted for as a modification of share-based award. Incremental compensation expense as a result of this modification was immaterial.

The restricted shares received by the Selected Recipients were immediately transferred to the Shareholding Platforms. All shareholder rights of the nonvested restricted shares, including but not limited to voting rights and dividend rights, are unconditionally waived. As a result, all nonvested shares held by the Shareholding Platforms are not treated as outstanding shares in the consolidated financial statements. The Selected Recipients will be entitled to shareholder rights including dividend rights and voting rights upon vesting, and then proxy the voting rights to the designated person by the Board of the Company.

On December 28, 2021, the Company granted 6,929,110 restricted shares to other employees, directors and consultants under the 2018 Plan to replace unvested options previously granted under the 2018 plan. The exercise price of the original options would be cashlessly settled upon vesting. The vesting conditions and all other terms remained unchanged. The replacement was accounted for as a modification of share-based award. Incremental compensation expense as a result of this modification was immaterial.

The following table summarized the Group’s activities of restricted shares held by the Shareholding Platforms for the year ended December 31, 2022:

	Number of Options (in 000s)	Weighted Average Grant date Fair value
		RMB
Unvested restricted shares on December 31, 2021	22,774	4.57
Granted	-	-
Vested	(4,170)	3.61
Forfeited	(8,044)	4.50
Decrease of restricted shares held by employees of discontinued operations(1)	(10,346)	5.00
Unvested restricted shares on December 31, 2022	214	5.19
Restricted shares expected to vest on December 31, 2022	214	5.19
Restricted shares held by employees of discontinued operations which are expected to vest on December 31, 2022	9,966	5.08

(1)	On September 16, 2022, the Company disposed of its K-12 Business. However, the restricted shares held by employees of the K-12 Business were not subject to any modifications or cancellations as a result of the disposal. These restricted shares will not be vested until the employees fulfill the service conditions as agreed in the restricted share agreements with the employees of discontinued operations. Once the restricted shares become vest, the Company will transfer the restricted shares from the Shareholding Platform to these employees. The Company referred to share-option accounting in the event of spin-off by analogy and did not recognize any share-based compensation expenses related to the employees of the K-12 Business which occurred after September 16, 2022 on its consolidated financial statements.

The Company recognizes compensation expenses related to those restricted shares on a straight-line basis over the vesting periods. For the years ended December 31, 2020, 2021 and 2022, the Group recorded compensation expenses of nil, RMB4,467 and RMB9,101, respectively.

As of December 31, 2022, the Company had unrecognized compensation expense of RMB931 related to restricted shares, which will be recognized over a weighted-average period of 2.01 years.